TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

	December 31, 2018	December 31, 2017
	$	$
Trade payables	15,896	16,740
Accrued liabilities	43,589	29,574
Accrued royalties	4,542	6,276
Derivative liabilities	2,798	—
Income taxes payable	8,463	4,385
Accrued interest on convertible notes (note 14(a))	3,178	3,178
	78,466	60,153